Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions and Balances
18 RELATED PARTY TRANSACTIONS AND BALANCES
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.
The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
JM Weshop (Cayman) Inc. (a)	An investee of the Group
Tencent Group (b)	Shareholder of the Group

(a)	JM Weshop (Cayman) Inc. has been closed in November 2019.
(b)	Tencent Holdings Limited together with its subsidiaries are referred to as Tencent Group.
The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
Marketing services to Tencent Group	12	—	—
Technology services to JM Weshop	99	—	—

Total	111	—	—

Cost of revenue:
Cloud technology services from Tencent Group	74,377	35,403	24,915
Payment processing fees to Tencent Group	18,214	10,354	6,898

Total	92,591	45,757	31,813

The Group had the following balances with the major related parties:

	As of March 31,
	2021	2022
	RMB	RMB
Due from Tencent Group	6,061	640

Due to Tencent Group	(6,234)	(4,694)

All balances with the related parties as of March 31, 2021 and 2022 were unsecured, interest free.
All balances with the related parties as of March 31, 2021 and 2022 had no fixed terms for repayment except for the balance due from Tencent Group of RMB5,914 as of March 31, 2021 resulting from the disposal of Xuanwei (Note 10), of which RMB5,323 has been received in April 2021, and the remaining portion of RMB571 is expected to be received within one year.